INCOME TAX EXPENSE (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Line Items]
Write-down of deferred tax assets			$ 427,835	$ 0	$ 0
Net deferred tax assets	$ 1,014,901		1,014,901	$ 1,105,691	$ 1,542,565
Usiminas
Income Tax [Line Items]
Write-down of deferred tax assets		$ 405,000
Net deferred tax assets, before write-down		$ 776,000
Net deferred tax assets	582,000		$ 582,000
Las Encinas S.A. de C.V.
Income Tax [Line Items]
Write-down of deferred tax assets	$ 22,800